Selected Quarterly Financial Data - Schedule of Selected Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 229,225	$ 243,321		$ 237,762		$ 225,954		$ 167,135		$ 157,171		$ 165,200		$ 178,895		$ 176,495		$ 874,172		$ 677,761		$ 686,234
Operating gross margin	28,863	48,564	[1]	48,733	[1]	50,273	[1]	20,877	[1]	16,637	[1]	34,261	[1]	46,914	[1]	53,744	[1]	168,447	[1]	151,556	[1]	157,421
Operating income	19,770	28,516		35,589		28,587		9,180		(8,297)		25,903		40,978		48,689		101,872		107,273		(41,837)
Net income (loss) attributable to controlling interest	$ (12,549)	$ 10,172		$ 7,970		$ 8,281		$ 592		$ (20,098)		$ 10,936		$ 20,083		$ 26,392		$ 27,015		$ 37,313		$ (50,451)
Basic earnings per share - net income (loss)	$ (0.10)	$ 0.08	[2]	$ 0.07	[2]	$ 0.07	[2]	$ 0.00	[2]	$ (0.17)	[2]	$ 0.09	[2]	$ 0.17	[2]	$ 0.23	[2]	$ 0.23	[2]	$ 0.32	[2]	$ (0.43)
Diluted earnings per share - net income (loss)	$ (0.10)	$ 0.08	[2]	$ 0.07	[2]	$ 0.07	[2]	$ 0.00	[2]	$ (0.17)	[2]	$ 0.09	[2]	$ 0.17	[2]	$ 0.22	[2]	$ 0.22	[2]	$ 0.31	[2]	$ (0.43)

[1]	As the Company modified its reporting segments to be consistent with recent organizational changes to improve our drilling organization, expenses related to our U.S. Barge Drilling segment were found to be incorrectly included in our general and administrative expense during the first through third quarters of the current year. These expenses have been appropriately reclassified to be included as part of the segment operating expenses, therefore our operating gross margin for each of the first three quarters will not agree to the respective 10-Q reports for the current year only.
[2]	As a result of shares issued during the year, earnings per share for each of the year's four quarters, which are based on weighted average shares outstanding during each quarter, may not equal the annual earnings per share, which is based on the weighted average shares outstanding during the year. Additionally, as a result of rounding to the thousands, revenues, operating gross margin, operating income, and net income (loss) attributable to controlling interest may not equal the 2013 year to date results.